SCHEDULE OF SUBSIDIARIES COMPANY (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 26, 2025	Mar. 09, 2023	Feb. 07, 2023	Jan. 09, 2020	Apr. 24, 2015
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Dec. 11, 2019
Bon Natural Life [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Dec. 11, 2019
Place of Incorporation	Cayman Islands
% of Ownership	100.00%
Principal activities	Investment holding
Bon Natural Life U.S.A [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Feb. 07, 2023
Place of Incorporation	U.S.A.
% of Ownership	100.00%
Principal activities	Investment holding
Tea Essence Limited [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Jan. 09, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%				100.00%	100.00%
Principal activities	Investment holding
Xi'an CMIT [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Apr. 09, 2020
Place of Incorporation	Xi.an City, PRC
% of Ownership	100.00%
Principal activities	WFOE, Investment holding
Xi'an Youpincui [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Sep. 08, 2021
Place of Incorporation	Xi.an City, PRC
% of Ownership	100.00%
Principal activities	WFOE, Investment holding
Tea Essence Tech (HangZhou) Co, Ltd. [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Oct. 24, 2024
Place of Incorporation	Hangzhou City, PRC
% of Ownership	100.00%
Principal activities	WFOE, Investment holding
Xian App Chem Bio Tech [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Apr. 23, 2006
Place of Incorporation	Xi’an City, PRC
% of Ownership	100.00%
Principal activities	General administration and sales of the Company’s products to customers
Xi'an YH [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Sep. 15, 2009
Place of Incorporation	Xi’an City, PRC
% of Ownership	91.00%
Principal activities	Research and development of product
App-Chem Health [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Apr. 17, 2006
Place of Incorporation	Tongchuan City, PRC
% of Ownership	100.00%		51.00%	100.00%
Principal activities	Registered owner of land with an area of 12,904.5 square meters, no other business activities
App-Chem Ag-tech [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Apr. 19, 2013
Place of Incorporation	Dali County, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing
App-Chem Guangzhou [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Apr. 27, 2018
Place of Incorporation	Guangzhou City, PRC
% of Ownership	100.00%
Principal activities	Raw material purchase
Tongchuan DT [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	May 22, 2017
Place of Incorporation	Tongchuan City, PRC
% of Ownership	99.00%
Principal activities	Product manufacturing
Xi'an DT [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Apr. 24, 2015
Place of Incorporation	Xi’an City, PRC
% of Ownership	75.00%						75.00%
Principal activities	Research and development of product
Bozhou DT [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Mar. 09, 2023
Place of Incorporation	Bozhou City, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing
Xianyang D T [Member]
ScheduleOfSubsidiaryCompanyLineItem [Line Items]
Date of Incorporation	Apr. 16, 2025
Place of Incorporation	Xianyang City, PRC
% of Ownership	100.00%
Principal activities		Technology developement and sales of the products